Restructuring And Other Related Charges (Schedule Of Restructuring And Related Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Balance at beginning of year	$ 79.5	$ 86.9
Costs incurred	152.4	97.5	$ 102.3
Paid/settled	(174.8)	(104.9)
Balance at end of year	57.1	79.5	86.9
Employee severance and related
Restructuring Reserve [Roll Forward]
Balance at beginning of year	65.6	73.9
Costs incurred	111.0	80.3
Paid/settled	(131.3)	(88.6)
Balance at end of year	45.3	65.6	73.9
Facility exit and related
Restructuring Reserve [Roll Forward]
Balance at beginning of year	13.9	13.0
Costs incurred	41.4	17.2
Paid/settled	(43.5)	(16.3)
Balance at end of year	$ 11.8	$ 13.9	$ 13.0